Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 13, 2023, Cincinnati Bell Inc. (the “Company”) filed a Current Report on Form 8-K (the “Current Report”) to report the retirement of Christopher Wilson, the Company’s Vice President and General Counsel, effective on April 1, 2023. This Amendment No. 1 to Form 8-K (Form 8-K/A) is being filed to amend the Current Report to report that, in connection with Mr. Wilson’s retirement and the termination of his employment with the Company, he and the Company entered into a Release of Claims dated March 27, 2023 pursuant to which Mr. Wilson provided the Company with a customary release of any employment claims. The Release of Claims also provided that Mr. Wilson would receive a lump sum payment of $292,808, in addition to 780,822 in severance and $42,768 in lieu of basic benefits payable under his employment agreement.
Document Period End Date	Mar. 27, 2023
Entity File Number	001-8519
Entity Registrant Name	CINCINNATI BELL INC.
Entity Central Index Key	0000716133
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	397-9900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false